UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2008
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet & Company Advisors, LLC
Address:    590 Madison Avenue, 39th Floor
            New York, NY  10022

Form 13F File Number:    28-10829
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7800

Signature, Place, and Date of Signing:

  /s/ Peter Hofbauer                New York, NY           August 14, 2008
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          [Signature]               [City, State]              [Date]


Report Type (Check only one):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F SUMMARY PAGE


List of Other Managers reporting for this Manager:

No.     Name                                   Form 13F File Number
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1.      Trafelet Capital Management, L.P.      28-12508
2.      Trafelet & Company UK, LLP             28-11645

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE